Combined Prospectus - Combined Prospectus: 1	Nov. 24, 2025 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, $1.35 par value per share, Preferred Shares, Debt Securities, Warrants, Rights, and Units
Amount of Securities Previously Registered | shares	300,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 296,000,000.00
Form Type	F-3
File Number	333-272954
Initial Effective Date	Aug. 22, 2023
Combined Prospectus Note	Represents an aggregate 76,000,000 of and 220,000,000 ordinary shares, preferred shares, debt securities, warrants, rights and units previously registered pursuant to our registration on Form F-3 (File No. 333-258450 and 333-272954) , which we filed with the SEC on August 4, 2021 and June 27, 2023, respectively, and was declared effective by the SEC on February 16, 2023 and August 22, 2023, for which we paid a registration fee of $ 7,735.8 and $24,244, respectively. Represents an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed US$296,000,000.00 The registrant is currently subject to the provisions of General Instruction I.B.5 of Form F-3, which provide that as long as the aggregate market value of the outstanding voting and non-voting common equity of the registrant held by non-affiliates is less than $75,000,000, then the aggregate market value of securities sold by or on our behalf of the registrant on Form F-3, during the period of 12 calendar months immediately prior to, and including, such sale(s), is no more than one-third of the aggregate market value of the voting and non-voting common equity of the registrant held by non-affiliates as of a date within 60 days of such sale(s).